GOING CONCERN UNCERTAINTY	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
GOING CONCERN UNCERTAINTY
GOING CONCERN UNCERTAINTY

Note 2 – GOING CONCERN UNCERTAINTY

The accompanying consolidated financial statements have been prepared assuming that the company will continue as a going concern. Lpath utilized cash in operations of $4.1 million during the six-months ended June 30, 2016 and $11.9 million during the year ended December 31, 2015.  These conditions raise substantial doubt about the company’s ability to continue as a going concern. Management’s plans with regard to these matters are discussed below. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of June 30, 2016, the company had cash and cash equivalents totaling $4.7 million. The company may also receive limited additional funding from future awards of National Institutes of health (“NIH”) or the US Department of Defense (“DoD”) grants.  Potential additional near term sources of cash may include the proceeds from the sale of Lpath common stock under the MLV agreement. As they are currently planned, however, the company does not believe that its existing cash resources will be sufficient to meet its operating plan for the full 12 month period after the date of this filing.  To help extend the company’s operating window, the company has reduced its headcount and limited its research and product development activities.  Based on its current plans and available resources, the company believes it can maintain our current operations through the end of November 2016.  The company estimates that at November 30, 2016 the costs to wind-down its operations in an orderly manner would be approximately $2.0 million.  As a result, to continue to fund the company’s ongoing operations, including its drug discovery and development projects, beyond November 30, 2016, the company would need to secure significant additional capital.   Moreover, its expenses may exceed its current plans and expectations, which would require the company to secure additional capital or wind-down its operations sooner than anticipated.

The company’s board of directors has engaged a financial advisory firm to explore itsr available strategic alternatives, including possible mergers and business combinations, a sale of part or all of its assets, collaboration and licensing arrangements and/or equity and debt financings.  This strategic process is both active and ongoing, and includes a range of interactions with potential transaction counterparties.  The company believes it is in its stockholders’ best interests at this time to continue to pursue one or more of these transactions, or other strategic alternatives the company may identify in the near term.  Although the company is actively pursuing its strategic alternatives, there is no assurance that it will be able to successfully negotiate and consummate a transaction on a timely basis, or at all.  Further, the company’s expenses may exceed its current plans and expectations, which could require it to complete a transaction or wind-down its operations sooner than anticipated.  Additionally, any transaction the company consummates may offer limited value for its existing drug candidates and proprietary technology and may not enhance stockholder value or provide the expected benefits.   If the company is unable to successfully complete a strategic transaction or secure additional capital on a timely basis and on terms that are acceptable to its stockholders, the company may be required to cease its operations altogether.

Note 2 – GOING CONCERN UNCERTAINTY

The accompanying consolidated financial statements have been prepared assuming that the company will continue as a going concern. Lpath utilized cash in operations of $11.9 and $15.2 million during the years ended December 31, 2015 and 2014, respectively.  These conditions raise substantial doubt about the company’s ability to continue as a going concern. Management’s plans with regard to these matters are discussed below. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

As of December 31, 2015, the company had cash and cash equivalents totaling $8.9 million. We may also receive limited additional funding from future awards of NIH grants.  As they are currently planned, however, we do not believe that our existing cash resources will be sufficient to meet our operating plan for the full 12 month period after the date of this filing.  Accordingly, the report from our independent registered public accounting firm accompanying the financial statements included in this Annual Report on Form 10-K contains an emphasis of a matter regarding our ability to continue as a going concern. To help extend our operating window, we have reduced our headcount and limited our research and product development activities.  Based on our current plans and available resources, we believe we can maintain our current operations through the end of the third quarter of 2016.  We estimate that the costs to wind-down our operations in an orderly manner will cost approximately $2.5 million.   As a result, we need to secure significant additional capital to continue to fund our operations and our drug discovery and development projects beyond the third quarter of 2016.   Moreover, our expenses may exceed our current plans and expectations, which would require us to secure additional capital or wind-down our operations sooner than anticipated.

Our Board of Directors has engaged a financial advisory firm to explore our available strategic alternatives, including possible mergers and business combinations, a sale of part or all of our assets, collaboration and licensing arrangements and/or equity and debt financings.  This strategic process is both active and ongoing, and includes a range of interactions with potential transaction counterparties.  We believe it is in our stockholders’ best interests at this time to continue to pursue one or more of these transactions, or other strategic alternatives we may identify in the near term.  Although we are actively pursuing our strategic alternatives, there is no assurance that we will be able to successfully negotiate and consummate a transaction on a timely basis, or at all.  Further, our expenses may exceed our current plans and expectations, which could require us to complete a transaction or wind-down our operations sooner than anticipated.  Additionally, any transaction we consummate may offer limited value for our existing drug candidates and proprietary technology and may not enhance stockholder value or provide the expected benefits.   If we are unable to successfully complete a strategic transaction or otherwise secure additional capital on a timely basis and on terms that are acceptable to our stockholders, we may be required to cease our operations altogether.